OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Mark-to-market swaps valuation:
Deferred revenue	$ 12,645	$ 20,594
Deferred credits from capital lease transactions	625	625
Other creditors	1,259	6,385
Other current liabilities	119,084	99,481
Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation	15,540	15,222
Cross Currency Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation	89,015	56,639
Foreign Exchange Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation	$ 0	$ 16